CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Feb. 28, 2017	Feb. 29, 2016
Current Assets
Cash and cash equivalents	$ 4,073	$ 4,277
Trade receivables	11,876	18,986
Inventory	21,415	22,702
Other current assets	1,791	2,777
Total Current Assets	39,155	48,742
Long-term Assets
Property and equipment	2,517	3,702
Intangible assets	336	623
Total Long Term Assets	2,853	4,325
Total Assets	42,008	53,067
Current Liabilities
Debt facility	17,030	22,152
Accounts payable and accrued liabilities	25,206	23,832
Deferred revenue	539	1,944
Deferred tax liability	148	294
Warrant liability		117
Total Current Liabilities	42,923	48,339
Long-term Liabilities
Deferred revenue	435	498
Warrant liability	1,090	3
Total Long Term Liabilities	1,525	501
Commitments and contingencies
Shareholders' Equity (Deficiency)
Capital stock	229,995	221,128
Contributed surplus	10,503	9,235
Deficit	(234,113)	(218,225)
Accumulated other comprehensive loss	(9,618)	(9,618)
Total Shareholders' Equity (Deficiency)	(3,233)	2,520
Non-controlling interest	793	1,707
Total Equity (Deficiency)	(2,440)	4,227
Total Liabilities and Equity (Deficiency)	$ 42,008	$ 53,067
Shares issued and outstanding	7,305,219	3,020,069